Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2017	Aug. 31, 2015	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating leases costs			$ 319,000	$ 319,000	$ 1,277,000	$ 1,277,000
Right-of-use assets (Note 8)			$ 3,309,000		$ 3,567,000	4,557,000
Operating lease obligation dsiscount rate			7.00%		7.00%
Maximum [Member]
Lease terms			5 years		5 years
Minimum [Member]
Lease terms					3 years
Ontario, California [Member]
Lease agreement expiration date		Oct. 31, 2021
Operating lease rent expense			$ 48,500	48,700	$ 194,000	194,000
Chairperson, President, And Majority Stockholder [Member]
Lease agreement expiration date	Oct. 01, 2022
Agreement renewal description			The agreement expired October 1, 2022 and has been renewed for an additional five years with a new expiration of October 1, 2027		The agreement expired October 1, 2022 and has been renewed for an additional five years with a new expiration of October 1, 2027
Monthly rent	$ 16,000
Computer storage and processing space [Member]
Lease payment description			Under the terms of the agreement, the Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014, the service payments were $875,000 annually		Under the terms of the agreement, the Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014, the service payments were $875,000 annually
Monthly lease payment			$ 35,000		$ 35,000
Lease terms			3 years		5 years
Lease agreement expiration date			Oct. 30, 2020		Oct. 30, 2020
New lease agreement expiration date			Oct. 30, 2025		Oct. 30, 2025
Lease expenses			$ 271,000	$ 271,000	$ 1,085,000	$ 1,085,000
Expenses for services			$ 1,050,000		$ 1,050,000